Shareholder Report	12 Months Ended
Oct. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	BlackRock Liquidity Funds
Entity Central Index Key	0000097098
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
C000003948
Shareholder Report [Line Items]
Fund Name	BlackRock Select Treasury Based Liquidity Fund
Class Name	Institutional Shares
Trading Symbol	TFFXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Select Treasury Based Liquidity Fund (the “Fund”) (formerly known as BlackRock Liquid Federal Trust Fund) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7450.
Additional Information Phone Number	(800) 441-7450
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$17	0.17%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.17%
AssetsNet	$ 6,176,959,393
Holdings Count | Holding	28
Advisory Fees Paid, Amount	$ 10,360,296
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$6,176,959,393
Number of Portfolio Holdings...
28
Net Investment Advisory Fees...
$10,360,296
Current seven-day yields as of October 31, 2025 (The 7-day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)	0
   7-Day SEC Yield...
3.91%
   7-Day Yield...
3.91%

Holdings [Text Block]

Portfolio composition

Asset Type	Percent of Net Assets
U.S. Treasury Obligations...
90.3%
Repurchase Agreements...
10.6
Liabilities in Excess of Other Assets...
(0.9)

C000003942
Shareholder Report [Line Items]
Fund Name	BlackRock Select Treasury Based Liquidity Fund
Class Name	Administration Shares
Trading Symbol	BFTXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Select Treasury Based Liquidity Fund (the “Fund”) (formerly known as BlackRock Liquid Federal Trust Fund) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7450.
Additional Information Phone Number	(800) 441-7450
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administration Shares	$28	0.27%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.27%
AssetsNet	$ 6,176,959,393
Holdings Count | Holding	28
Advisory Fees Paid, Amount	$ 10,360,296
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$6,176,959,393
Number of Portfolio Holdings...
28
Net Investment Advisory Fees...
$10,360,296
Current seven-day yields as of October 31, 2025 (The 7-day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)	0
   7-Day SEC Yield...
3.81%
   7-Day Yield...
3.81%

Holdings [Text Block]

Portfolio composition

Asset Type	Percent of Net Assets
U.S. Treasury Obligations...
90.3%
Repurchase Agreements...
10.6
Liabilities in Excess of Other Assets...
(0.9)

C000003943
Shareholder Report [Line Items]
Fund Name	BlackRock Select Treasury Based Liquidity Fund
Class Name	Cash Management Shares
Trading Symbol	BFMXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Select Treasury Based Liquidity Fund (the “Fund”) (formerly known as BlackRock Liquid Federal Trust Fund) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7450.
Additional Information Phone Number	(800) 441-7450
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cash Management Shares	$68	0.67%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.67%
AssetsNet	$ 6,176,959,393
Holdings Count | Holding	28
Advisory Fees Paid, Amount	$ 10,360,296
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$6,176,959,393
Number of Portfolio Holdings...
28
Net Investment Advisory Fees...
$10,360,296
Current seven-day yields as of October 31, 2025 (The 7-day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)	0
   7-Day SEC Yield...
3.41%
   7-Day Yield...
3.41%

Holdings [Text Block]

Portfolio composition

Asset Type	Percent of Net Assets
U.S. Treasury Obligations...
90.3%
Repurchase Agreements...
10.6
Liabilities in Excess of Other Assets...
(0.9)

C000003949
Shareholder Report [Line Items]
Fund Name	BlackRock Select Treasury Based Liquidity Fund
Class Name	Dollar Shares
Trading Symbol	TSDXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Select Treasury Based Liquidity Fund (the “Fund”) (formerly known as BlackRock Liquid Federal Trust Fund) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7450.
Additional Information Phone Number	(800) 441-7450
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dollar Shares	$43	0.42%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.42%
AssetsNet	$ 6,176,959,393
Holdings Count | Holding	28
Advisory Fees Paid, Amount	$ 10,360,296
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$6,176,959,393
Number of Portfolio Holdings...
28
Net Investment Advisory Fees...
$10,360,296
Current seven-day yields as of October 31, 2025 (The 7-day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)	0
   7-Day SEC Yield...
3.66%
   7-Day Yield...
3.66%

Holdings [Text Block]

Portfolio composition

Asset Type	Percent of Net Assets
U.S. Treasury Obligations...
90.3%
Repurchase Agreements...
10.6
Liabilities in Excess of Other Assets...
(0.9)

C000231604
Shareholder Report [Line Items]
Fund Name	BlackRock Select Treasury Based Liquidity Fund
Class Name	Mischler Financial Group Shares
Trading Symbol	EDUXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Select Treasury Based Liquidity Fund (the “Fund”) (formerly known as BlackRock Liquid Federal Trust Fund) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7450.
Additional Information Phone Number	(800) 441-7450
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mischler Financial Group Shares	$17	0.17%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.17%
AssetsNet	$ 6,176,959,393
Holdings Count | Holding	28
Advisory Fees Paid, Amount	$ 10,360,296
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$6,176,959,393
Number of Portfolio Holdings...
28
Net Investment Advisory Fees...
$10,360,296
Current seven-day yields as of October 31, 2025 (The 7-day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)	0
   7-Day SEC Yield...
3.91%
   7-Day Yield...
3.91%

Holdings [Text Block]

Portfolio composition

Asset Type	Percent of Net Assets
U.S. Treasury Obligations...
90.3%
Repurchase Agreements...
10.6
Liabilities in Excess of Other Assets...
(0.9)

C000237278
Shareholder Report [Line Items]
Fund Name	BlackRock Select Treasury Based Liquidity Fund
Class Name	Stern Brothers Shares
Trading Symbol	SIGXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Select Treasury Based Liquidity Fund (the “Fund”) (formerly known as BlackRock Liquid Federal Trust Fund) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7450.
Additional Information Phone Number	(800) 441-7450
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Stern Brothers Shares	$17	0.17%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.17%
AssetsNet	$ 6,176,959,393
Holdings Count | Holding	28
Advisory Fees Paid, Amount	$ 10,360,296
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$6,176,959,393
Number of Portfolio Holdings...
28
Net Investment Advisory Fees...
$10,360,296
Current seven-day yields as of October 31, 2025 (The 7-day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)	0
   7-Day SEC Yield...
3.91%
   7-Day Yield...
3.91%

Holdings [Text Block]

Portfolio composition

Asset Type	Percent of Net Assets
U.S. Treasury Obligations...
90.3%
Repurchase Agreements...
10.6
Liabilities in Excess of Other Assets...
(0.9)

C000238343
Shareholder Report [Line Items]
Fund Name	BlackRock Select Treasury Based Liquidity Fund
Class Name	Tigress Shares
Trading Symbol	EVEXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Select Treasury Based Liquidity Fund (the “Fund”) (formerly known as BlackRock Liquid Federal Trust Fund) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7450.
Additional Information Phone Number	(800) 441-7450
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tigress Shares	$17	0.17%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.17%
AssetsNet	$ 6,176,959,393
Holdings Count | Holding	28
Advisory Fees Paid, Amount	$ 10,360,296
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$6,176,959,393
Number of Portfolio Holdings...
28
Net Investment Advisory Fees...
$10,360,296
Current seven-day yields as of October 31, 2025 (The 7-day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)	0
   7-Day SEC Yield...
3.91%
   7-Day Yield...
3.91%

Holdings [Text Block]

Portfolio composition

Asset Type	Percent of Net Assets
U.S. Treasury Obligations...
90.3%
Repurchase Agreements...
10.6
Liabilities in Excess of Other Assets...
(0.9)

C000003928
Shareholder Report [Line Items]
Fund Name	FedFund
Class Name	Institutional Shares
Trading Symbol	TFDXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about FedFund (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7450.
Additional Information Phone Number	(800) 441-7450
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$17	0.17%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.17%
AssetsNet	$ 189,852,723,556
Holdings Count | Holding	208
Advisory Fees Paid, Amount	$ 298,552,633
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$189,852,723,556
Number of Portfolio Holdings...
208
Net Investment Advisory Fees...
$298,552,633
Current seven-day yields as of October 31, 2025 (The 7-day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)	0
   7-Day SEC Yield...
3.98%
   7-Day Yield...
3.98%

Holdings [Text Block]

Portfolio composition

Asset Type	Percent of Net Assets
U.S. Treasury Obligations...
44.3%
Repurchase Agreements...
38.6
U.S. Government Sponsored Agency Obligations...
12.6
Other Assets Less Liabilities...
4.5

C000003923
Shareholder Report [Line Items]
Fund Name	FedFund
Class Name	Administration Shares
Trading Symbol	BLFXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about FedFund (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7450.
Additional Information Phone Number	(800) 441-7450
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administration Shares	$28	0.27%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.27%
AssetsNet	$ 189,852,723,556
Holdings Count | Holding	208
Advisory Fees Paid, Amount	$ 298,552,633
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$189,852,723,556
Number of Portfolio Holdings...
208
Net Investment Advisory Fees...
$298,552,633
Current seven-day yields as of October 31, 2025 (The 7-day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)	0
   7-Day SEC Yield...
3.88%
   7-Day Yield...
3.88%

Holdings [Text Block]

Portfolio composition

Asset Type	Percent of Net Assets
U.S. Treasury Obligations...
44.3%
Repurchase Agreements...
38.6
U.S. Government Sponsored Agency Obligations...
12.6
Other Assets Less Liabilities...
4.5

C000003927
Shareholder Report [Line Items]
Fund Name	FedFund
Class Name	Capital Shares
Trading Symbol	BFCXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about FedFund (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7450.
Additional Information Phone Number	(800) 441-7450
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Capital Shares	$22	0.22%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.22%
AssetsNet	$ 189,852,723,556
Holdings Count | Holding	208
Advisory Fees Paid, Amount	$ 298,552,633
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$189,852,723,556
Number of Portfolio Holdings...
208
Net Investment Advisory Fees...
$298,552,633
Current seven-day yields as of October 31, 2025 (The 7-day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)	0
   7-Day SEC Yield...
3.93%
   7-Day Yield...
3.93%

Holdings [Text Block]

Portfolio composition

Asset Type	Percent of Net Assets
U.S. Treasury Obligations...
44.3%
Repurchase Agreements...
38.6
U.S. Government Sponsored Agency Obligations...
12.6
Other Assets Less Liabilities...
4.5

C000003924
Shareholder Report [Line Items]
Fund Name	FedFund
Class Name	Cash Management Shares
Trading Symbol	BFFXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about FedFund (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7450.
Additional Information Phone Number	(800) 441-7450
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cash Management Shares	$68	0.67%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.67%
AssetsNet	$ 189,852,723,556
Holdings Count | Holding	208
Advisory Fees Paid, Amount	$ 298,552,633
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$189,852,723,556
Number of Portfolio Holdings...
208
Net Investment Advisory Fees...
$298,552,633
Current seven-day yields as of October 31, 2025 (The 7-day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)	0
   7-Day SEC Yield...
3.49%
   7-Day Yield...
3.49%

Holdings [Text Block]

Portfolio composition

Asset Type	Percent of Net Assets
U.S. Treasury Obligations...
44.3%
Repurchase Agreements...
38.6
U.S. Government Sponsored Agency Obligations...
12.6
Other Assets Less Liabilities...
4.5

C000003931
Shareholder Report [Line Items]
Fund Name	FedFund
Class Name	Cash Reserve Shares
Trading Symbol	BFRXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about FedFund (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7450.
Additional Information Phone Number	(800) 441-7450
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cash Reserve Shares	$58	0.57%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	0.57%
AssetsNet	$ 189,852,723,556
Holdings Count | Holding	208
Advisory Fees Paid, Amount	$ 298,552,633
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$189,852,723,556
Number of Portfolio Holdings...
208
Net Investment Advisory Fees...
$298,552,633
Current seven-day yields as of October 31, 2025 (The 7-day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)	0
   7-Day SEC Yield...
3.58%
   7-Day Yield...
3.58%

Holdings [Text Block]

Portfolio composition

Asset Type	Percent of Net Assets
U.S. Treasury Obligations...
44.3%
Repurchase Agreements...
38.6
U.S. Government Sponsored Agency Obligations...
12.6
Other Assets Less Liabilities...
4.5

C000003930
Shareholder Report [Line Items]
Fund Name	FedFund
Class Name	Dollar Shares
Trading Symbol	TDDXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about FedFund (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7450.
Additional Information Phone Number	(800) 441-7450
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dollar Shares	$43	0.42%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.42%
AssetsNet	$ 189,852,723,556
Holdings Count | Holding	208
Advisory Fees Paid, Amount	$ 298,552,633
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$189,852,723,556
Number of Portfolio Holdings...
208
Net Investment Advisory Fees...
$298,552,633
Current seven-day yields as of October 31, 2025 (The 7-day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)	0
   7-Day SEC Yield...
3.73%
   7-Day Yield...
3.73%

Holdings [Text Block]

Portfolio composition

Asset Type	Percent of Net Assets
U.S. Treasury Obligations...
44.3%
Repurchase Agreements...
38.6
U.S. Government Sponsored Agency Obligations...
12.6
Other Assets Less Liabilities...
4.5

C000252320
Shareholder Report [Line Items]
Fund Name	FedFund
Class Name	Great Pacific Shares
Trading Symbol	GPAXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about FedFund (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7450.
Additional Information Phone Number	(800) 441-7450
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Great Pacific Shares	$17	0.17%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.17%
AssetsNet	$ 189,852,723,556
Holdings Count | Holding	208
Advisory Fees Paid, Amount	$ 298,552,633
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$189,852,723,556
Number of Portfolio Holdings...
208
Net Investment Advisory Fees...
$298,552,633
Current seven-day yields as of October 31, 2025 (The 7-day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)	0
   7-Day SEC Yield...
3.98%
   7-Day Yield...
3.98%

Holdings [Text Block]

Portfolio composition

Asset Type	Percent of Net Assets
U.S. Treasury Obligations...
44.3%
Repurchase Agreements...
38.6
U.S. Government Sponsored Agency Obligations...
12.6
Other Assets Less Liabilities...
4.5

C000223514
Shareholder Report [Line Items]
Fund Name	FedFund
Class Name	Mischler Financial Group Shares
Trading Symbol	HUAXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about FedFund (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7450.
Additional Information Phone Number	(800) 441-7450
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mischler Financial Group Shares	$17	0.17%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.17%
AssetsNet	$ 189,852,723,556
Holdings Count | Holding	208
Advisory Fees Paid, Amount	$ 298,552,633
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$189,852,723,556
Number of Portfolio Holdings...
208
Net Investment Advisory Fees...
$298,552,633
Current seven-day yields as of October 31, 2025 (The 7-day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)	0
   7-Day SEC Yield...
3.98%
   7-Day Yield...
3.98%

Holdings [Text Block]

Portfolio composition

Asset Type	Percent of Net Assets
U.S. Treasury Obligations...
44.3%
Repurchase Agreements...
38.6
U.S. Government Sponsored Agency Obligations...
12.6
Other Assets Less Liabilities...
4.5

C000252319
Shareholder Report [Line Items]
Fund Name	FedFund
Class Name	Penserra Shares
Trading Symbol	PSFXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about FedFund (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7450.
Additional Information Phone Number	(800) 441-7450
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Penserra Shares	$17	0.17%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.17%
AssetsNet	$ 189,852,723,556
Holdings Count | Holding	208
Advisory Fees Paid, Amount	$ 298,552,633
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$189,852,723,556
Number of Portfolio Holdings...
208
Net Investment Advisory Fees...
$298,552,633
Current seven-day yields as of October 31, 2025 (The 7-day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)	0
   7-Day SEC Yield...
3.98%
   7-Day Yield...
3.98%

Holdings [Text Block]

Portfolio composition

Asset Type	Percent of Net Assets
U.S. Treasury Obligations...
44.3%
Repurchase Agreements...
38.6
U.S. Government Sponsored Agency Obligations...
12.6
Other Assets Less Liabilities...
4.5

C000003926
Shareholder Report [Line Items]
Fund Name	FedFund
Class Name	Premier Shares
Trading Symbol	BUPXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about FedFund (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7450.
Additional Information Phone Number	(800) 441-7450
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier Shares	$17	0.17%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.17%
AssetsNet	$ 189,852,723,556
Holdings Count | Holding	208
Advisory Fees Paid, Amount	$ 298,552,633
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$189,852,723,556
Number of Portfolio Holdings...
208
Net Investment Advisory Fees...
$298,552,633
Current seven-day yields as of October 31, 2025 (The 7-day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)	0
   7-Day SEC Yield...
3.98%
   7-Day Yield...
3.98%

Holdings [Text Block]

Portfolio composition

Asset Type	Percent of Net Assets
U.S. Treasury Obligations...
44.3%
Repurchase Agreements...
38.6
U.S. Government Sponsored Agency Obligations...
12.6
Other Assets Less Liabilities...
4.5

C000003929
Shareholder Report [Line Items]
Fund Name	FedFund
Class Name	Private Client Shares
Trading Symbol	BRPXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about FedFund (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7450.
Additional Information Phone Number	(800) 441-7450
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Private Client Shares	$69	0.68%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.68%
AssetsNet	$ 189,852,723,556
Holdings Count | Holding	208
Advisory Fees Paid, Amount	$ 298,552,633
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$189,852,723,556
Number of Portfolio Holdings...
208
Net Investment Advisory Fees...
$298,552,633
Current seven-day yields as of October 31, 2025 (The 7-day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)	0
   7-Day SEC Yield...
3.47%
   7-Day Yield...
3.47%

Holdings [Text Block]

Portfolio composition

Asset Type	Percent of Net Assets
U.S. Treasury Obligations...
44.3%
Repurchase Agreements...
38.6
U.S. Government Sponsored Agency Obligations...
12.6
Other Assets Less Liabilities...
4.5

C000003932
Shareholder Report [Line Items]
Fund Name	FedFund
Class Name	Select Shares
Trading Symbol	BFBXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about FedFund (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7450.
Additional Information Phone Number	(800) 441-7450
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Select Shares	$102	1.00%

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	1.00%
AssetsNet	$ 189,852,723,556
Holdings Count | Holding	208
Advisory Fees Paid, Amount	$ 298,552,633
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$189,852,723,556
Number of Portfolio Holdings...
208
Net Investment Advisory Fees...
$298,552,633
Current seven-day yields as of October 31, 2025 (The 7-day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)	0
   7-Day SEC Yield...
3.15%
   7-Day Yield...
3.15%

Holdings [Text Block]

Portfolio composition

Asset Type	Percent of Net Assets
U.S. Treasury Obligations...
44.3%
Repurchase Agreements...
38.6
U.S. Government Sponsored Agency Obligations...
12.6
Other Assets Less Liabilities...
4.5

C000237277
Shareholder Report [Line Items]
Fund Name	FedFund
Class Name	Stern Brothers Shares
Trading Symbol	SBIXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about FedFund (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7450.
Additional Information Phone Number	(800) 441-7450
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Stern Brothers Shares	$17	0.17%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.17%
AssetsNet	$ 189,852,723,556
Holdings Count | Holding	208
Advisory Fees Paid, Amount	$ 298,552,633
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$189,852,723,556
Number of Portfolio Holdings...
208
Net Investment Advisory Fees...
$298,552,633
Current seven-day yields as of October 31, 2025 (The 7-day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)	0
   7-Day SEC Yield...
3.98%
   7-Day Yield...
3.98%

Holdings [Text Block]

Portfolio composition

Asset Type	Percent of Net Assets
U.S. Treasury Obligations...
44.3%
Repurchase Agreements...
38.6
U.S. Government Sponsored Agency Obligations...
12.6
Other Assets Less Liabilities...
4.5

C000238342
Shareholder Report [Line Items]
Fund Name	FedFund
Class Name	Tigress Shares
Trading Symbol	TIGXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about FedFund (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7450.
Additional Information Phone Number	(800) 441-7450
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tigress Shares	$17	0.17%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.17%
AssetsNet	$ 189,852,723,556
Holdings Count | Holding	208
Advisory Fees Paid, Amount	$ 298,552,633
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$189,852,723,556
Number of Portfolio Holdings...
208
Net Investment Advisory Fees...
$298,552,633
Current seven-day yields as of October 31, 2025 (The 7-day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)	0
   7-Day SEC Yield...
3.98%
   7-Day Yield...
3.98%

Holdings [Text Block]

Portfolio composition

Asset Type	Percent of Net Assets
U.S. Treasury Obligations...
44.3%
Repurchase Agreements...
38.6
U.S. Government Sponsored Agency Obligations...
12.6
Other Assets Less Liabilities...
4.5

C000237291
Shareholder Report [Line Items]
Fund Name	FedFund
Class Name	WestCap Shares
Trading Symbol	WSTXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about FedFund (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7450.
Additional Information Phone Number	(800) 441-7450
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WestCap Shares	$17	0.17%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.17%
AssetsNet	$ 189,852,723,556
Holdings Count | Holding	208
Advisory Fees Paid, Amount	$ 298,552,633
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$189,852,723,556
Number of Portfolio Holdings...
208
Net Investment Advisory Fees...
$298,552,633
Current seven-day yields as of October 31, 2025 (The 7-day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)	0
   7-Day SEC Yield...
3.98%
   7-Day Yield...
3.98%

Holdings [Text Block]

Portfolio composition

Asset Type	Percent of Net Assets
U.S. Treasury Obligations...
44.3%
Repurchase Agreements...
38.6
U.S. Government Sponsored Agency Obligations...
12.6
Other Assets Less Liabilities...
4.5

C000003921
Shareholder Report [Line Items]
Fund Name	TempCash
Class Name	Institutional Shares
Trading Symbol	TMCXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about TempCash (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7450.
Additional Information Phone Number	(800) 441-7450
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$18	0.18%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.18%
AssetsNet	$ 25,248,451,920
Holdings Count | Holding	266
Advisory Fees Paid, Amount	$ 39,438,322
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$25,248,451,920
Number of Portfolio Holdings...
266
Net Investment Advisory Fees...
$39,438,322
Current seven-day yields as of October 31, 2025 (The 7-day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)	0
   7-Day SEC Yield...
4.14%
   7-Day Yield...
4.13%

Holdings [Text Block]

Portfolio composition

Asset Type	Percent of Net Assets
Repurchase Agreements...
39.6%
Commercial Paper...
32.2
Certificates of Deposit...
20.0
Time Deposits...
5.4
Corporate Bonds...
0.5
Municipal Bonds...
0.4
U.S. Treasury Obligations...
0.2
Other Assets Less Liabilities...
1.7

C000003920
Shareholder Report [Line Items]
Fund Name	TempCash
Class Name	Capital Shares
Trading Symbol	TPCXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about TempCash (the “Fund”) for the period of April 14, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7450.
Additional Information Phone Number	(800) 441-7450
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Capital Shares	$13Footnote Reference(a)	0.23%Footnote Reference(b)
Footnote	Description
Footnote(a)	The Capital Shares commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
Footnote(b)	Annualized.

Expenses Paid, Amount	$ 13	[1]
Expense Ratio, Percent	0.23%	[2]
AssetsNet	$ 25,248,451,920
Holdings Count | Holding	266
Advisory Fees Paid, Amount	$ 39,438,322
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$25,248,451,920
Number of Portfolio Holdings...
266
Net Investment Advisory Fees...
$39,438,322
Current seven-day yields as of October 31, 2025 (The 7-day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)	0
   7-Day SEC Yield...
4.09%
   7-Day Yield...
4.08%

Holdings [Text Block]

Portfolio composition

Asset Type	Percent of Net Assets
Repurchase Agreements...
39.6%
Commercial Paper...
32.2
Certificates of Deposit...
20.0
Time Deposits...
5.4
Corporate Bonds...
0.5
Municipal Bonds...
0.4
U.S. Treasury Obligations...
0.2
Other Assets Less Liabilities...
1.7

C000003922
Shareholder Report [Line Items]
Fund Name	TempCash
Class Name	Dollar Shares
Trading Symbol	TCDXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about TempCash (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7450.
Additional Information Phone Number	(800) 441-7450
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dollar Shares	$33	0.33%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.33%
AssetsNet	$ 25,248,451,920
Holdings Count | Holding	266
Advisory Fees Paid, Amount	$ 39,438,322
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$25,248,451,920
Number of Portfolio Holdings...
266
Net Investment Advisory Fees...
$39,438,322
Current seven-day yields as of October 31, 2025 (The 7-day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)	0
   7-Day SEC Yield...
3.90%
   7-Day Yield...
3.90%

Holdings [Text Block]

Portfolio composition

Asset Type	Percent of Net Assets
Repurchase Agreements...
39.6%
Commercial Paper...
32.2
Certificates of Deposit...
20.0
Time Deposits...
5.4
Corporate Bonds...
0.5
Municipal Bonds...
0.4
U.S. Treasury Obligations...
0.2
Other Assets Less Liabilities...
1.7

C000240805
Shareholder Report [Line Items]
Fund Name	TempCash
Class Name	Great Pacific Shares
Trading Symbol	GPCXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about TempCash (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7450.
Additional Information Phone Number	(800) 441-7450
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Great Pacific Shares	$18	0.18%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.18%
AssetsNet	$ 25,248,451,920
Holdings Count | Holding	266
Advisory Fees Paid, Amount	$ 39,438,322
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$25,248,451,920
Number of Portfolio Holdings...
266
Net Investment Advisory Fees...
$39,438,322
Current seven-day yields as of October 31, 2025 (The 7-day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)	0
   7-Day SEC Yield...
4.14%
   7-Day Yield...
4.13%

Holdings [Text Block]

Portfolio composition

Asset Type	Percent of Net Assets
Repurchase Agreements...
39.6%
Commercial Paper...
32.2
Certificates of Deposit...
20.0
Time Deposits...
5.4
Corporate Bonds...
0.5
Municipal Bonds...
0.4
U.S. Treasury Obligations...
0.2
Other Assets Less Liabilities...
1.7

C000003919
Shareholder Report [Line Items]
Fund Name	TempCash
Class Name	Premier Shares
Trading Symbol	TCPXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about TempCash (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7450.
Additional Information Phone Number	(800) 441-7450
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier Shares	$18	0.18%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.18%
AssetsNet	$ 25,248,451,920
Holdings Count | Holding	266
Advisory Fees Paid, Amount	$ 39,438,322
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$25,248,451,920
Number of Portfolio Holdings...
266
Net Investment Advisory Fees...
$39,438,322
Current seven-day yields as of October 31, 2025 (The 7-day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)	0
   7-Day SEC Yield...
4.13%
   7-Day Yield...
4.13%

Holdings [Text Block]

Portfolio composition

Asset Type	Percent of Net Assets
Repurchase Agreements...
39.6%
Commercial Paper...
32.2
Certificates of Deposit...
20.0
Time Deposits...
5.4
Corporate Bonds...
0.5
Municipal Bonds...
0.4
U.S. Treasury Obligations...
0.2
Other Assets Less Liabilities...
1.7

C000003938
Shareholder Report [Line Items]
Fund Name	T-Fund
Class Name	Institutional Shares
Trading Symbol	TSTXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about T-Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7450.
Additional Information Phone Number	(800) 441-7450
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$17	0.17%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.17%
AssetsNet	$ 118,854,784,670
Holdings Count | Holding	115
Advisory Fees Paid, Amount	$ 185,622,144
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$118,854,784,670
Number of Portfolio Holdings...
115
Net Investment Advisory Fees...
$185,622,144
Current seven-day yields as of October 31, 2025 (The 7-day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)	0
   7-Day SEC Yield...
3.94%
   7-Day Yield...
3.94%

Holdings [Text Block]

Portfolio composition

Asset Type	Percent of Net Assets
U.S. Treasury Obligations...
53.5%
Repurchase Agreements...
41.0
Other Assets Less Liabilities...
5.5

C000003940
Shareholder Report [Line Items]
Fund Name	T-Fund
Class Name	Administration Shares
Trading Symbol	BTAXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about T-Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7450.
Additional Information Phone Number	(800) 441-7450
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administration Shares	$28	0.27%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.27%
AssetsNet	$ 118,854,784,670
Holdings Count | Holding	115
Advisory Fees Paid, Amount	$ 185,622,144
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$118,854,784,670
Number of Portfolio Holdings...
115
Net Investment Advisory Fees...
$185,622,144
Current seven-day yields as of October 31, 2025 (The 7-day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)	0
   7-Day SEC Yield...
3.84%
   7-Day Yield...
3.84%

Holdings [Text Block]

Portfolio composition

Asset Type	Percent of Net Assets
U.S. Treasury Obligations...
53.5%
Repurchase Agreements...
41.0
Other Assets Less Liabilities...
5.5

C000003936
Shareholder Report [Line Items]
Fund Name	T-Fund
Class Name	Capital Shares
Trading Symbol	BCHXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about T-Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7450.
Additional Information Phone Number	(800) 441-7450
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Capital Shares	$22	0.22%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.22%
AssetsNet	$ 118,854,784,670
Holdings Count | Holding	115
Advisory Fees Paid, Amount	$ 185,622,144
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$118,854,784,670
Number of Portfolio Holdings...
115
Net Investment Advisory Fees...
$185,622,144
Current seven-day yields as of October 31, 2025 (The 7-day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)	0
   7-Day SEC Yield...
3.89%
   7-Day Yield...
3.89%

Holdings [Text Block]

Portfolio composition

Asset Type	Percent of Net Assets
U.S. Treasury Obligations...
53.5%
Repurchase Agreements...
41.0
Other Assets Less Liabilities...
5.5

C000003941
Shareholder Report [Line Items]
Fund Name	T-Fund
Class Name	Cash Management Shares
Trading Symbol	BPTXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about T-Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7450.
Additional Information Phone Number	(800) 441-7450
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cash Management Shares	$68	0.67%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.67%
AssetsNet	$ 118,854,784,670
Holdings Count | Holding	115
Advisory Fees Paid, Amount	$ 185,622,144
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$118,854,784,670
Number of Portfolio Holdings...
115
Net Investment Advisory Fees...
$185,622,144
Current seven-day yields as of October 31, 2025 (The 7-day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)	0
   7-Day SEC Yield...
3.45%
   7-Day Yield...
3.45%

Holdings [Text Block]

Portfolio composition

Asset Type	Percent of Net Assets
U.S. Treasury Obligations...
53.5%
Repurchase Agreements...
41.0
Other Assets Less Liabilities...
5.5

C000003937
Shareholder Report [Line Items]
Fund Name	T-Fund
Class Name	Cash Reserve Shares
Trading Symbol	BTRXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about T-Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7450.
Additional Information Phone Number	(800) 441-7450
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cash Reserve Shares	$58	0.57%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	0.57%
AssetsNet	$ 118,854,784,670
Holdings Count | Holding	115
Advisory Fees Paid, Amount	$ 185,622,144
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$118,854,784,670
Number of Portfolio Holdings...
115
Net Investment Advisory Fees...
$185,622,144
Current seven-day yields as of October 31, 2025 (The 7-day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)	0
   7-Day SEC Yield...
3.55%
   7-Day Yield...
3.55%

Holdings [Text Block]

Portfolio composition

Asset Type	Percent of Net Assets
U.S. Treasury Obligations...
53.5%
Repurchase Agreements...
41.0
Other Assets Less Liabilities...
5.5

C000003939
Shareholder Report [Line Items]
Fund Name	T-Fund
Class Name	Dollar Shares
Trading Symbol	TFEXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about T-Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7450.
Additional Information Phone Number	(800) 441-7450
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dollar Shares	$43	0.42%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.42%
AssetsNet	$ 118,854,784,670
Holdings Count | Holding	115
Advisory Fees Paid, Amount	$ 185,622,144
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$118,854,784,670
Number of Portfolio Holdings...
115
Net Investment Advisory Fees...
$185,622,144
Current seven-day yields as of October 31, 2025 (The 7-day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)	0
   7-Day SEC Yield...
3.69%
   7-Day Yield...
3.69%

Holdings [Text Block]

Portfolio composition

Asset Type	Percent of Net Assets
U.S. Treasury Obligations...
53.5%
Repurchase Agreements...
41.0
Other Assets Less Liabilities...
5.5

C000003935
Shareholder Report [Line Items]
Fund Name	T-Fund
Class Name	Premier Shares
Trading Symbol	BEMXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about T-Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7450.
Additional Information Phone Number	(800) 441-7450
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier Shares	$17	0.17%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.17%
AssetsNet	$ 118,854,784,670
Holdings Count | Holding	115
Advisory Fees Paid, Amount	$ 185,622,144
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$118,854,784,670
Number of Portfolio Holdings...
115
Net Investment Advisory Fees...
$185,622,144
Current seven-day yields as of October 31, 2025 (The 7-day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)	0
   7-Day SEC Yield...
3.94%
   7-Day Yield...
3.94%

Holdings [Text Block]

Portfolio composition

Asset Type	Percent of Net Assets
U.S. Treasury Obligations...
53.5%
Repurchase Agreements...
41.0
Other Assets Less Liabilities...
5.5

C000060557
Shareholder Report [Line Items]
Fund Name	T-Fund
Class Name	Select Shares
Trading Symbol	BSLXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about T-Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7450.
Additional Information Phone Number	(800) 441-7450
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Select Shares	$102	1.00%

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	1.00%
AssetsNet	$ 118,854,784,670
Holdings Count | Holding	115
Advisory Fees Paid, Amount	$ 185,622,144
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$118,854,784,670
Number of Portfolio Holdings...
115
Net Investment Advisory Fees...
$185,622,144
Current seven-day yields as of October 31, 2025 (The 7-day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)	0
   7-Day SEC Yield...
3.11%
   7-Day Yield...
3.11%

Holdings [Text Block]

Portfolio composition

Asset Type	Percent of Net Assets
U.S. Treasury Obligations...
53.5%
Repurchase Agreements...
41.0
Other Assets Less Liabilities...
5.5

C000003954
Shareholder Report [Line Items]
Fund Name	Treasury Trust Fund
Class Name	Institutional Shares
Trading Symbol	TTTXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Treasury Trust Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7450.
Additional Information Phone Number	(800) 441-7450
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$17	0.17%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.17%
AssetsNet	$ 160,731,852,473
Holdings Count | Holding	58
Advisory Fees Paid, Amount	$ 256,961,337
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$160,731,852,473
Number of Portfolio Holdings...
58
Net Investment Advisory Fees...
$256,961,337
Current seven-day yields as of October 31, 2025 (The 7-day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)	0
   7-Day SEC Yield...
3.86%
   7-Day Yield...
3.87%

Holdings [Text Block]

Portfolio composition

Asset Type	Percent of Net Assets
U.S. Treasury Obligations...
99.8%
Other Assets Less Liabilities...
0.2

C000003956
Shareholder Report [Line Items]
Fund Name	Treasury Trust Fund
Class Name	Administration Shares
Trading Symbol	BITXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Treasury Trust Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7450.
Additional Information Phone Number	(800) 441-7450
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administration Shares	$27	0.27%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.27%
AssetsNet	$ 160,731,852,473
Holdings Count | Holding	58
Advisory Fees Paid, Amount	$ 256,961,337
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$160,731,852,473
Number of Portfolio Holdings...
58
Net Investment Advisory Fees...
$256,961,337
Current seven-day yields as of October 31, 2025 (The 7-day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)	0
   7-Day SEC Yield...
3.77%
   7-Day Yield...
3.77%

Holdings [Text Block]

Portfolio composition

Asset Type	Percent of Net Assets
U.S. Treasury Obligations...
99.8%
Other Assets Less Liabilities...
0.2

C000003952
Shareholder Report [Line Items]
Fund Name	Treasury Trust Fund
Class Name	Capital Shares
Trading Symbol	BUCXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Treasury Trust Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7450.
Additional Information Phone Number	(800) 441-7450
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Capital Shares	$22	0.22%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.22%
AssetsNet	$ 160,731,852,473
Holdings Count | Holding	58
Advisory Fees Paid, Amount	$ 256,961,337
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$160,731,852,473
Number of Portfolio Holdings...
58
Net Investment Advisory Fees...
$256,961,337
Current seven-day yields as of October 31, 2025 (The 7-day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)	0
   7-Day SEC Yield...
3.81%
   7-Day Yield...
3.82%

Holdings [Text Block]

Portfolio composition

Asset Type	Percent of Net Assets
U.S. Treasury Obligations...
99.8%
Other Assets Less Liabilities...
0.2

C000003957
Shareholder Report [Line Items]
Fund Name	Treasury Trust Fund
Class Name	Cash Management Shares
Trading Symbol	BTCXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Treasury Trust Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7450.
Additional Information Phone Number	(800) 441-7450
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cash Management Shares	$68	0.67%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.67%
AssetsNet	$ 160,731,852,473
Holdings Count | Holding	58
Advisory Fees Paid, Amount	$ 256,961,337
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$160,731,852,473
Number of Portfolio Holdings...
58
Net Investment Advisory Fees...
$256,961,337
Current seven-day yields as of October 31, 2025 (The 7-day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)	0
   7-Day SEC Yield...
3.36%
   7-Day Yield...
3.37%

Holdings [Text Block]

Portfolio composition

Asset Type	Percent of Net Assets
U.S. Treasury Obligations...
99.8%
Other Assets Less Liabilities...
0.2

C000003953
Shareholder Report [Line Items]
Fund Name	Treasury Trust Fund
Class Name	Cash Reserve Shares
Trading Symbol	BTFXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Treasury Trust Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7450.
Additional Information Phone Number	(800) 441-7450
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cash Reserve Shares	$58	0.57%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	0.57%
AssetsNet	$ 160,731,852,473
Holdings Count | Holding	58
Advisory Fees Paid, Amount	$ 256,961,337
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$160,731,852,473
Number of Portfolio Holdings...
58
Net Investment Advisory Fees...
$256,961,337
Current seven-day yields as of October 31, 2025 (The 7-day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)	0
   7-Day SEC Yield...
3.46%
   7-Day Yield...
3.47%

Holdings [Text Block]

Portfolio composition

Asset Type	Percent of Net Assets
U.S. Treasury Obligations...
99.8%
Other Assets Less Liabilities...
0.2

C000003955
Shareholder Report [Line Items]
Fund Name	Treasury Trust Fund
Class Name	Dollar Shares
Trading Symbol	TTDXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Treasury Trust Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7450.
Additional Information Phone Number	(800) 441-7450
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dollar Shares	$42	0.41%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.41%
AssetsNet	$ 160,731,852,473
Holdings Count | Holding	58
Advisory Fees Paid, Amount	$ 256,961,337
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$160,731,852,473
Number of Portfolio Holdings...
58
Net Investment Advisory Fees...
$256,961,337
Current seven-day yields as of October 31, 2025 (The 7-day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)	0
   7-Day SEC Yield...
3.62%
   7-Day Yield...
3.63%

Holdings [Text Block]

Portfolio composition

Asset Type	Percent of Net Assets
U.S. Treasury Obligations...
99.8%
Other Assets Less Liabilities...
0.2

C000060559
Shareholder Report [Line Items]
Fund Name	Treasury Trust Fund
Class Name	Select Shares
Trading Symbol	TSLXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Treasury Trust Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7450.
Additional Information Phone Number	(800) 441-7450
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Select Shares	$102	1.00%

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	1.00%
AssetsNet	$ 160,731,852,473
Holdings Count | Holding	58
Advisory Fees Paid, Amount	$ 256,961,337
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$160,731,852,473
Number of Portfolio Holdings...
58
Net Investment Advisory Fees...
$256,961,337
Current seven-day yields as of October 31, 2025 (The 7-day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)	0
   7-Day SEC Yield...
3.03%
   7-Day Yield...
3.04%

Holdings [Text Block]

Portfolio composition

Asset Type	Percent of Net Assets
U.S. Treasury Obligations...
99.8%
Other Assets Less Liabilities...
0.2

C000262010
Shareholder Report [Line Items]
Fund Name	Treasury Trust Fund
Class Name	DLT Shares Shares
Trading Symbol	DGLXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Treasury Trust Fund (the “Fund”) for the period of June 27, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7450.
Additional Information Phone Number	(800) 441-7450
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
DLT Shares Shares	$6Footnote Reference(a)	0.17%Footnote Reference(b)
Footnote	Description
Footnote(a)	The DLT Shares Shares commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
Footnote(b)	Annualized.

Expenses Paid, Amount	$ 6	[3]
Expense Ratio, Percent	0.17%	[4]
AssetsNet	$ 160,731,852,473
Holdings Count | Holding	58
Advisory Fees Paid, Amount	$ 256,961,337
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$160,731,852,473
Number of Portfolio Holdings...
58
Net Investment Advisory Fees...
$256,961,337
Current seven-day yields as of October 31, 2025 (The 7-day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)	0
   7-Day SEC Yield...
3.86%
   7-Day Yield...
3.87%

Holdings [Text Block]

Portfolio composition

Asset Type	Percent of Net Assets
U.S. Treasury Obligations...
99.8%
Other Assets Less Liabilities...
0.2

C000003974
Shareholder Report [Line Items]
Fund Name	MuniCash
Class Name	Institutional Shares
Trading Symbol	MCSXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MuniCash (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7450.
Additional Information Phone Number	(800) 441-7450
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$20	0.20%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.20%
AssetsNet	$ 3,489,520,518
Holdings Count | Holding	176
Advisory Fees Paid, Amount	$ 7,631,678
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$3,489,520,518
Number of Portfolio Holdings...
176
Net Investment Advisory Fees...
$7,631,678
Current seven-day yields as of October 31, 2025 (The 7-day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)	0
   7-Day SEC Yield...
3.01%
   7-Day Yield...
3.01%

Holdings [Text Block]

Portfolio composition

Asset Type	Percent of Net Assets
Variable Rate Demand Notes...
94.9%
Closed-End Investment Companies...
5.2
Liabilities in Excess of Other Assets...
(0.1)

[1]	The Capital Shares commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
[2]	Annualized.
[3]	The DLT Shares Shares commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
[4]	Annualized.